UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     March Global Associates, LLC

Address:  570 Lexington Avenue, 24th Floor
          New York, NY 10022

13F File Number: 028-10824

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Noubar Torossian
Title:    Controller
Phone:    (212) 813-1024

Signature, Place and Date of Signing:


/s/ Noubar Torossian               New York, NY              August 12, 2008
--------------------               ------------              ---------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 61

Form 13F Information Table Value Total: $64,184
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number     Name

1         028-06311                March Partners, LLC

                                                     FORM 13F INFORMATION TABLE
          COLUMN 1                COLUMN 2      COLUMN 3     COL 4        COLUMN 5       COL 6          COL 7         COLUMN 8

                                                            MARKET
                                  TITLE OF        CUSIP      VALUE   SHRS OR  SH/ PUT/  INVSTMT         OTHER     VOTING AUTHORITY
       NAME OF ISSUER              CLASS          NUMBER    (x1000)  PRN AMT  PRN CALL  DISCRTN         MNGRS  SOLE    SHARED NONE
AFFILIATED COMPUTER SERVICES   CL A             008190100     802     15,000  SH        SHARED-DEFINED    1     15,000
ALCOA INC                      COM              13817101      534     15,000      CALL  SHARED-DEFINED    1     15,000
ANHEUSER BUSCH COS INC         COM              35229103      311      5,000  SH        SHARED-DEFINED    1      5,000
ANHEUSER BUSCH COS INC         COM              35229103      311      5,000      CALL  SHARED-DEFINED    1      5,000
ANHEUSER BUSCH COS INC         COM              35229103      621     10,000      CALL  SHARED-DEFINED    1     10,000
APPLERA CORP                   COM AP BIO GRP   038020103     837     25,000  SH        SHARED-DEFINED    1     25,000
BIOGEN IDEC INC                COM              09062X103     447      8,000  SH        SHARED-DEFINED    1      8,000
BIOGEN IDEC INC                COM              09062X103   1,118     20,000      CALL  SHARED-DEFINED    1     20,000
BRINKS CO                      COM              109696104   1,963     30,000  SH        SHARED-DEFINED    1     30,000
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     271     12,000  SH        SHARED-DEFINED    1     12,000
CALPINE CORP                   COM NEW          131347304   1,072     47,500  SH        SHARED-DEFINED    1     47,500
CITIGROUP INC                  COM              172967101     168     10,000  SH        SHARED-DEFINED    1     10,000
CITIGROUP INC                  COM              172967101     503     30,000      PUT   SHARED-DEFINED    1     30,000
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     880     25,000  SH        SHARED-DEFINED    1     25,000
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109     321     18,000  SH        SHARED-DEFINED    1     18,000
CNX GAS CORP                   COM              12618H309   1,261     30,000  SH        SHARED-DEFINED    1     30,000
CONSOL ENERGY INC              COM              20854P109     562      5,000      CALL  SHARED-DEFINED    1      5,000
DIEBOLD INC                    COM              253651103     747     21,000  SH        SHARED-DEFINED    1     21,000
DISH NETWORK CORP              CL A             25470M109     468     16,000      PUT   SHARED-DEFINED    1     16,000
DR PEPPER SNAPPLE GROUP INC    COM              26138E109     913     43,500  SH        SHARED-DEFINED    1     43,500
DRS TECHNOLOGIES INC           COM              23330X100   2,730     34,684  SH        SHARED-DEFINED    1     34,684
ELECTRONIC DATA SYS NEW        COM              285661104   1,355     55,000  SH        SHARED-DEFINED    1     55,000
ENCORE ACQUISITION CO          COM              29255W100   2,256     30,000  SH        SHARED-DEFINED    1     30,000
ENCORE ACQUISITION CO          COM              29255W100   2,256     30,000      PUT   SHARED-DEFINED    1     30,000
ENERGY EAST CORP               COM              29266M109     371     15,000  SH        SHARED-DEFINED    1     15,000
FARMER BROS CO                 COM              307675108     791     37,377  SH        SHARED-DEFINED    1     37,377
GREENFIELD ONLINE INC          COM              395150105     149     10,000  SH        SHARED-DEFINED    1     10,000
GREY WOLF INC                  COM              397888108     650     72,000  SH        SHARED-DEFINED    1     72,000
HARRIS CORP DEL                COM              413875105     404      8,000  SH        SHARED-DEFINED    1      8,000
HARRIS CORP DEL                COM              413875105   1,010     20,000      CALL  SHARED-DEFINED    1     20,000
HEARST-ARGYLE TELEVISION INC   COM              422317107   2,450    127,600  SH        SHARED-DEFINED    1    127,600
HILB ROGAL & HOBBS CO          COM              431294107   2,847     65,500  SH        SHARED-DEFINED    1     65,500
HUNTSMAN CORP                  COM              447011107   1,476    129,500  SH        SHARED-DEFINED    1    129,500
INVITROGEN CORP                COM              46185R100   1,374     35,000      CALL  SHARED-DEFINED    1     35,000
INVITROGEN CORP                COM              46185R100     393     10,000      CALL  SHARED-DEFINED    1     10,000
MACYS INC                      COM              55616P104     194     10,000  SH        SHARED-DEFINED    1     10,000
MENTOR GRAPHICS CORP           COM              587200106     553     35,000  SH        SHARED-DEFINED    1     35,000
MGM MIRAGE                     COM              552953101     305      9,000  SH        SHARED-DEFINED    1      9,000
MYERS INDS INC                 COM              628464109     367     45,000  SH        SHARED-DEFINED    1     45,000
NATIONWIDE FINL SVCS INC       CL A             638612101     931     19,400  SH        SHARED-DEFINED    1     19,400
NDS GROUP PLC                  SPONSORED ADR    628891103     710     12,000  SH        SHARED-DEFINED    1     12,000
NORTHWESTERN CORP              COM NEW          668074305   1,462     57,500  SH        SHARED-DEFINED    1     57,500
NYMEX HOLDINGS INC             COM              62948N104     422      5,000  SH        SHARED-DEFINED    1      5,000
PHH CORP                       COM NEW          693320202   1,622    105,700  SH        SHARED-DEFINED    1    105,700
REPUBLIC SVCS INC              COM              760759100     802     27,000  SH        SHARED-DEFINED    1     27,000
RETAIL VENTURES INC            COM              76128Y102     184     40,000  SH        SHARED-DEFINED    1     40,000
RIO TINTO PLC                  SPONSORED ADR    767204100   1,238      2,500  SH        SHARED-DEFINED    1      2,500
SAFECO CORP                    COM              786429100   3,022     45,000  SH        SHARED-DEFINED    1     45,000
THIRD WAVE TECHNOLOGIES INC    Common Stock     88428W108     614     55,000  SH        SHARED-DEFINED    1     55,000
TIME WARNER INC                COM              887317105     370     25,000  SH        SHARED-DEFINED    1     25,000
TRIZETTO GROUP INC             COM              896882107     695     32,500  SH        SHARED-DEFINED    1     32,500
UNITED RENTALS INC             COM              911363109   1,167     59,500  SH        SHARED-DEFINED    1     59,500
UNITED STATES NATL GAS FUND    UNIT             912318102     408      6,500  SH        SHARED-DEFINED    1      6,500
W-H ENERGY SVCS INC            COM              92925E108   2,394     25,000  SH        SHARED-DEFINED    1     25,000
WORTHINGTON INDS INC           COM              981811102     308     15,000      CALL  SHARED-DEFINED    1     15,000
WRIGLEY WM JR CO               COM              982526105   4,667     60,000  SH        SHARED-DEFINED    1     60,000
YAHOO INC                      COM              984332106   2,273    110,000  SH        SHARED-DEFINED    1    110,000
YAHOO INC                      COM              984332106   1,033     50,000      CALL  SHARED-DEFINED    1     50,000
YAHOO INC                      COM              984332106   1,653     80,000      CALL  SHARED-DEFINED    1     80,000
YAHOO INC                      COM              984332106     517     25,000      PUT   SHARED-DEFINED    1     25,000
YAHOO INC                      COM              984332106   1,653     80,000      PUT   SHARED-DEFINED    1     80,000

SK 00536 0001 907878